13. Advance to suppliers and third parties	12 Months Ended
Dec. 31, 2019
Advance to Suppliers and Third Parties [abstract]
Advance to suppliers and third parties

13.Advance to suppliers and third parties

	2019	2018

Oceanair advance	192,715	-
Advance to national suppliers	95,596	17,373
Advance to international suppliers	25,316	5,648
Advance for materials and repairs	48,930	32,111
Total	362,557	55,132
Adjustment to present value of advance to suppliers	(10,604)	-
Provision for loss of advance to oceanair	(161,228)	-
Total advance to suppliers	190,725	55,132

Current	142,338	55,132
Non-current	48,387	-

Within the scope of the judicial recovery plan of Oceanair Linhas Aéreas S.A. (“Oceanair”) and AVB Holding S.A. (“Judicial Recovery Plan”), approved by its creditors on April 5, 2019, the Company: (i) granted DIP (debtor in possession) Loans to Oceanair in the amount of R$31,487, and (ii) granted an advance to Elliott Group which is the main Oceanair creditors, in the amount of R$161,228 (“Advance”) pursuant to an agreement entered into on April 3, 2019.

It was anticipated that the advances would be refunded by Elliott Group if: (a) the Company or any third party acquires an isolated production unit (mainly comprised of a set of slots) as provided for in the Oceanair Linhas Aéreas S.A, Judicial Recovery Plan; or (b) another judicial recovery plan involving this sale of Oceanair’s landing and takeoff times. In return for granting the Advance, and subject to certain conditions, the Elliott Group would pay to the Company a part of the funds that were recovered by Elliott Group under the Recovery Plan.

On July 10, 2019, under the Judicial Recovery Plan, the Company presented winning bids for the acquisition of certain isolated production units (“UPIs”), in the total amount of US$77.3 million.

The Judicial Recovery Plan provided that DIP loans would be offset against the price to be paid by the Company for the acquisition of UPIs.

In December 2019, the Court considered the judicial reorganization plan unenforceable, and, as a consequence, Avianca Brasil/Oceanair Linhas Aéreas bankruptcy was declared and the UPI auction was invalidated.

Accordingly, Management provided for amounts related to advances granted that were not supported by guarantees, however, it continues to evaluate alternatives for asset recovery.